Form 24F-2
Annual Notice of Securities Sold Pursuant to Rule 24F-2
December 31, 2000

1.  Name and address of issuer:
         General American Capital Company
         700 Market St.
         St. Louis, MO  63101

2.  Name of each series or class of funds for which this notice is filed:
         S&P 500 Index Fund
         Money Market Fund
         Bond Index Fund
         Managed Equity Fund
         Asset Allocation Fund
         International Index Fund
         Mid-Cap Equity Fund
         Small-Cap Equity Fund

3.  Investment Company Act File Number:
         811-4900
     Securities Act File Number
         33-10145

4.  Last day of fiscal year for which this notice is filed:
         12/31/00

5.  Calculation of registration fee:
         (i)    Aggregate sale price of securities sold during fiscal year
                  444212757

         (ii)   Aggregate price of securities redeemed or repurchased
                  607707148

         (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission
                  N/A

         (iv)   Total available redemption credits (add Items 5(ii)&(iii)
                  607707148

         (v) Net sales (if item 5(i) is greater than item 5(iv) subtract item 5(iv) from item 5(i)
                  N/A

         (vi) Redemption credits available for use in future years (if item 5(i) is less than item 5(iv) subtract item 5(iv) from item 5(i)
                  (163494391)

         (vii)  Multiplier for determining registration fee
                  .000250

         (viii) Registration fee due (multiply item 5(v) by item 5(vii)
                  N/A

6.  Prepaid Shares:
         N/A

7. Interest due - if this form is being filed more than 90 days after the end of the issuer's fiscal year:
         N/A

8. Total of the amount of the registration fee due plus any interest due (line 5(viii) plus line 7:
         N/A

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
         N/A